ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE
Trade	$ 653.0	$ 754.3
Amounts receivable from affiliated corporations	29.1	33.5
Other	196.8	216.0
Total	$ 878.9	$ 1,003.8